Annual Operating Expenses - FidelitySeriesSmallCapOpportunitiesFund-PRO - FidelitySeriesSmallCapOpportunitiesFund-PRO - Fidelity Series Small Cap Opportunities Fund - Fidelity Series Small Cap Opportunities Fund
Sep. 28, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none